Stock Options	6 Months Ended
Apr. 30, 2025
Stock Options [Abstract]
Stock Options
8.	Stock Options

a.	On January 6, 2025, the shareholders of the Company approved the Omnibus Equity Incentive Plan, the “Omnibus Plan”. Pursuant to the Omnibus Plan, the Company is authorized to grant options or RSUs to officers, directors, employees and consultants enabling them to acquire, together with” Options”, “Awards” or “Stock Options” as defined, up to 20% of the Company’s issued and outstanding Common Shares (after taking into account existing awards from the Company’s 2021 stock option plan). The Awards can be granted for a maximum of 10 years and vest as determined by the Board.

The maximum number of common shares reserved for issuance in any 12-month period to a related party consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant (and may not exceed 15% in total, to all related parties). The maximum number of common shares reserved for issuance in any 12-month period to any investor relations service provider may not exceed 2% of the issued and outstanding common shares at the date of the grant.

b.	The following table summarizes the changes in the Company’s stock options for the periods ended April 30, 2025 and October 31, 2024:

	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
Outstanding, October 31, 2023	5,588	C$	603.12	$434.82

Expired	(67)		720.00	533.14

Outstanding, October 31, 2024	5,521	C$	601.71	$432.38

Outstanding, April 30, 2025	5,521	C$	601.70	$435.64

Exercisable, April 30, 2025	5,504	C$	603.46	$436.91
c.	Additional information regarding stock options outstanding as of April 30, 2025, is as follows:

Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)
533	1.07	C$	166.50	$120.55	533	C$	166.50	$120.55
978	6.76		504.00	364.90	978		504.00	364.90
1,166	1.07		675.00	488.71	1,166		675.00	488.71
200	4.00		702.00	508.25	200		702.00	508.25
133	1.39		747.00	540.83	133		747.00	540.83
422	6.61		612.00	443.09	422		612.00	443.09
1,044	6.76		720.00	521.29	1,044		720.00	521.29
667	1.17		756.00	547.35	667		756.00	547.35
111	6.61		900.00	651.61	111		900.00	651.61
61	8.07		315.00	228.06	61		315.00	228.06
156	8.16		504.00	364.90	156		504.00	364.90
50	8.19		32.32	23.40	33		32.32	23.40
5,521	4.16	C$	601.70	$435.64	5,504	C$	603.46	$436.91

The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	Six months ended April 30, 2025	Six months ended April 30, 2024
Risk-free interest rate	4.46%	3.89%
Expected life (in years)	4.16	5.11
Expected volatility	112.20%-134.44%	150.79%-161.87%

Expected volatility was determined by calculating the historical volatility of the comparison companies’ share price over the previous 8.4 years. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of no transferability, exercise restrictions, and behavioral considerations.

d.	The portion of the total fair value of stock options expensed during the three and six months ended April 30, 2025, was $Nil and $3,264, respectively (2024 - $23,292 and $56,870, respectively) which was recorded in share-based compensation expense.